UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F



            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


              Report for the Calendar Year or Quarter Ended 9/30/99

If amended report check here: [ ]: Amendment Number:
This Amendment (Check Only One): [ ] Is a Restatement
                                 [ ] Adds New Holdings Entries

Salem Investment Counselors, Inc.
----------------------------------------
Name of Institutional Investment Manager

480 Shepherd Street, Suite 200,  Winston-Salem, NC  27103
---------------------------------------------------------
Business Address

Dale M. Brown, Vice President (336) 768-7230
--------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 30th day of July, 1999.

Salem Investment Counselors, Inc.
------------------------------------------
(Name of Institutional Investment Manager)

By: /s/ Dale M. Brown, Vice President
---------------------------------------
(Signature of Person Duly Authorized to
Submit This Report)


Form 13F file number: 28-03405
                      --------


Report Type (check only one):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no  holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION  REPORT.  (Check  here  if a  portion of the holdings for
      this  reporting   manager  are  reported  in this report and a portion are
      reported by other reporting manager(s).)

List of other managers reporting for this manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
                                  -----------------------

Form 13F Information Table Entry Total:   147
                                        ---------------------------

Form 13F Information Table Value Total: $340,635,302
                                        --------------------------

List of Other Reporting Managers: None


                                    FORM 13F
                           Name of Reporting Manager:
                        Salem Investment Counselors, Inc.


                                                                                                                      VOTING
                                                          FAIR                                                       AUTHORITY
                                     TITLE OF             MARKET      SHARES/    SH/ PUT/   INVEST            ----------------------
NAME OF ISSUER                       CLASS     CUSIP      VALUE       PRN AMT    PRN CALL DISCRETN  MANAGERS  SOLE    SHARED    NONE

Abacan Resource CP New               common    002919108       2,363     13,500  SH           sole             13,500    0       0

Abbott Labs                          common    002824100     444,072     12,104  SH           sole             12,104    0       0

Acorn Investment  Intl. Fund         common    004851200   2,665,281    101,806  SH           sole            101,806    0       0

Agribiotech Inc                      common    008494106      40,625     10,000  SH           sole             10,000    0       0

America OnLine, Inc.                 common    02364J104   1,976,677     18,995  SH           sole             18,995    0       0

American Gen Corp                    common    026351106     241,489      3,818  SH           sole              3,818    0       0

American Home Products               common    026609107   1,883,851     45,394  SH           sole             45,394    0       0

American International Group         common    026874107     271,506      3,123  SH           sole              3,123    0       0

Analysts Int'l Corp                  common    032681108     225,656     21,750  SH           sole             21,750    0       0

Anchor Financial Corp S C            common    033036104     625,313     17,250  SH           sole             17,250    0       0

Annaly Mortgage Management, Inc.     common    035710409      93,130     10,000  SH           sole             10,000    0       0

Asia Tigers Fund, Inc.               common    04516T105     638,023     76,750  SH           sole             76,750    0       0

AT&T Corp                            common    001957109     261,827      6,019  SH           sole              6,019    0       0

AT&T Corp-Liberty Media Group        common    001957208     369,324      9,898  SH           sole              9,898    0       0

Automatic Data Processing, Inc.      common    053015103     502,466     11,840  SH           sole             11,840    0       0

Bank of America Corp.                common    060505104  14,063,058    252,533  SH           sole            252,533    0       0

Bank of Granite Corp.                common    062401104     233,244      8,184  SH           sole              8,184    0       0

Basin Exploration Inc.               common    070107107     240,000     10,000  SH           sole             10,000    0       0

BB&T Corporation                     common    054937107   1,802,543     55,677  SH           sole             55,677    0       0

BellSouth Corp                       common    079860102     434,520      9,656  SH           sole              9,656    0       0

Berkshire Hathaway, Inc. DEL CL A    common    084670108     825,000         15  SH           sole                 15    0       0

Boddie-Noell Rest Ppty               common    096903109   1,948,500    194,850  SH           sole            194,850    0       0

BP Amoco PLC ADR                     common    055622104   1,055,267      9,523  SH           sole              9,523    0       0

Bristol Myers Squibb Co.             common    110122108   1,126,170     16,684  SH           sole             16,684    0       0

Cablevision System Corp              common    12686C109     560,175      7,700  SH           sole              7,700    0       0

Cable Design Technologies Corp       common    126924109     268,760     11,781  SH           sole             11,781    0       0

Callon Petroleum                     common    13123X102     232,197     15,226  SH           sole             15,226    0       0

Capital Bk Raleigh NC                common    139808109     425,970     47,330  SH           sole             47,330    0       0

CCB Financial Corp                   common    124875105   2,260,154     54,298  SH           sole             54,298    0       0

Cenit Bancorp, Inc.                  common    15131W109     890,844     49,150  SH           sole             49,150    0       0

Chevron Corporation                  common    166751107     213,178      2,402  SH           sole              2,402    0       0

Cincinnati Financial Corp            common    172062101     896,691     23,892  SH           sole             23,892    0       0

Cisco Sys., Inc.                     common    17275 R102  6,639,230     96,834  SH           sole             96,834    0       0

Coca Cola Company                    common    191216100   3,970,589     82,292  SH           sole             82,292    0       0

Coddle Creek Financial Inc           common    191891100   2,137,391     54,025  SH           sole             54,025    0       0

Community Bancshares Inc. SC         common    20343F100   1,274,264     89,422  SH           sole             89,422    0       0

Conso Products Company               common    209798107      55,296     10,800  SH           sole             10,800    0       0

Cooperative Bankshares, Inc.         common    216844100     177,483     17,859  SH           sole             17,859    0       0

Cree Resh Inc.                       common    225447101   2,765,777     81,495  SH           sole             81,495    0       0

CT Communication Cl B                common    126426204     391,050      7,920  SH           sole              7,920    0       0

Cypress Semiconductor Corp.          common    232806109     274,300     10,400  SH           sole             10,400    0       0

Dallas Semiconductor Corp.           common    235204104     565,908     10,590  SH           sole             10,590    0       0

Dell Computer Corp.                  common    247025109     388,861      9,300  SH           sole              9,300    0       0

Dimon, Inc.                          common    254394109  10,890,738  2,810,513  SH           sole          2,810,513    0       0

Disney, Walt Company                 common    254687106     724,932     27,882  SH           sole             27,882    0       0

Duke Energy Corp.                    common    264399106   1,167,713     21,183  SH           sole             21,183    0       0

EMC Corp. MASS                       common    268648102     710,181      9,950  SH           sole              9,950    0       0

Eaton Corp                           common    278058102     200,591      2,324  SH           sole              2,324    0       0

Emerson Electric                     common    291011104     263,241      4,166  SH           sole              4,166    0       0

Engel General Developers  Ltd.       common    M40515104      26,250     15,000  SH           sole             15,000    0       0

Exxon Corporation                    common    302290101   1,325,820     17,445  SH           sole             17,445    0       0

First American Corp, TN              common    318900107     774,300     17,800  SH           sole             17,800    0       0

First Regional Bancorp               common    33615C101      93,000     12,000  SH           sole             12,000    0       0

First Union Corporation              common    337358105   3,142,022     85,789  SH           sole             85,789    0       0

Firstar Corp                         common    33763V109     461,250     18,000  SH           sole             18,000    0       0

Firstfed Financial Corp              common    337907109   7,122,499    409,928  SH           sole            409,928    0       0

General Electric                     common    369604103   4,828,597     40,726  SH           sole             40,726    0       0

Gillette Co.                         common    375766102   1,265,752     37,296  SH           sole             37,296    0       0

Great Lakes Chem. Corp.              common    390568103   5,349,374    140,540  SH           sole            140,540    0       0

Guidant Corporation                  common    401698105  17,254,702    321,766  SH           sole            321,766    0       0

Gulfmark Offshore, Inc.              common    402629109     761,580     42,310  SH           sole             42,310    0       0

Harrington Financial Group           common    413801101     519,750     69,300  SH           sole             69,300    0       0

Hewlett Packard                      common    428236103  10,491,880    115,613  SH           sole            115,613    0       0

Highwood Properties Inc REIT         common    431284108     435,994     16,850  SH           sole             16,850    0       0

Home Depot Inc                       common    437076102     483,120      7,040  SH           sole              7,040    0       0

Hubbell Inc. Class B                 common    443510201   6,017,554    188,786  SH           sole            188,786    0       0

Intel Corp                           common    458140100  10,160,816    136,730  SH           sole            136,730    0       0

Interim Services Inc                 common    45868P100     190,114     11,610  SH           sole             11,610    0       0

International Business Machines      common    459200101   1,319,626     10,906  SH           sole             10,906    0       0

IRT Properties Company               common    450058102     623,250     69,250  SH           sole             69,250    0       0

Jefferson Fed. Svgs & Ln Assn.       common    474060100     162,000     10,800  SH           sole             10,800    0       0

Jefferson Pilot Corp                 common    475070108     836,735     13,242  SH           sole             13,242    0       0

Johnson & Johnson                    common    478160104     429,148      4,671  SH           sole              4,671    0       0

Koninklijke Philips Electronics NV   common    718337540   9,566,013     94,713  SH           sole             94,713    0       0

KS Bancorp                           common    48266R108   1,151,318     63,521  SH           sole             63,521    0       0

Kroger Company                       common    501044101     441,260     20,000  SH           sole             20,000    0       0

Latin American Discovery Fund        common    51828C106   3,962,481    491,440  SH           sole            491,440    0       0

Leggett & Platt, Inc.                common    524660107   2,801,091    142,274  SH           sole            142,274    0       0

Lilly, Eli & Co.                     common    532457108     263,171      4,100  SH           sole              4,100    0       0

Lowes Companies Inc.                 common    548661107   1,799,655     36,916  SH           sole             36,916    0       0

Lucent Technologies Inc.             common    549463107     512,123      7,894  SH           sole              7,894    0       0

MCI Worldcom, Inc.                   common    55268B106     509,234      7,085  SH           sole              7,085    0       0

Market America, Inc.                 common    570556100      51,875     10,000  SH           sole             10,000    0       0

Martin Marietta Materials            common    573284106     418,345     10,475  SH           sole             10,475    0       0

McDonalds Corporation                common    580135101     717,085     16,580  SH           sole             16,580    0       0

MediaOne Group, Inc.                 common    58440J104  12,909,654    188,978  SH           sole            188,978    0       0

Medtronics, Inc.                     common    585055106     241,828      6,800  SH           sole              6,800    0       0

Mellon Bk. Corp.                     common    585509102     855,689     25,448  SH           sole             25,448    0       0

Merck & Co.                          common    589331107  11,878,214    183,269  SH           sole            183,269    0       0

Methode Electronics, Inc. Class A    common    591520200     481,313     25,500  SH           sole             25,500    0       0

Microsoft Corporation                common    594918104  27,351,656    302,018  SH           sole            302,018    0       0

Minnesota Mining & Mfg.              common    604059105   7,931,538     82,566  SH           sole             82,566    0       0

Morgan, JP & Co.                     common    616880100     252,835      2,213  SH           sole              2,213    0       0

Newell Rubbermaid, Inc.              common    651229106     401,310     14,050  SH           sole             14,050    0       0

Newsedge Corp                        common    65249Q106     189,625     20,500  SH           sole             20,500    0       0

Nokia Corp.                          common    654902204     982,783     10,935  SH           sole             10,935    0       0

Ohio St Finl Svcs Inc                common    677911109     144,375     15,000  SH           sole             15,000    0       0

Pennsylvania Real Estate Invt.       common    709102107     198,188     10,500  SH           sole             10,500    0       0

Peoples Bank Newton NC               common    710215104     586,260     33,263  SH           sole             33,263    0       0

Pepsico, Inc.                        common    713448108  11,742,409    384,997  SH           sole            384,997    0       0

Pfizer, Inc.                         common    717081103     454,716     12,675  SH           sole             12,675    0       0

Pharmanetics, Inc.                   common    71713J107   1,534,093    278,926  SH           sole            278,926    0       0

Philip Morris Cos. Inc.              common    718154107     791,623     23,155  SH           sole             23,155    0       0

Pitney Bowes, Inc.                   common    724479100     389,952      6,400  SH           sole              6,400    0       0

Polaris Industries, Inc.             common    731068102     207,750      6,000  SH           sole              6,000    0       0

Polymer Group, Inc.                  common    731745105     413,000     28,000  SH           sole             28,000    0       0

Post PPTYS, Inc.                     common    737464107     479,619     12,200  SH           sole             12,200    0       0

Proctor & Gamble                     common    742718109   1,148,250     12,248  SH           sole             12,248    0       0

Provident Bankshares Corp            common    743859100     293,065     13,771  SH           sole             13,771    0       0

Quitman Bancorp                      common    748803103     197,000     19,700  SH           sole             19,700    0       0

Raven Ind.                           common    754212108     182,563     11,500  SH           sole             11,500    0       0

RF Micro Devices, Inc.               common    749941100   3,114,203     68,070  SH           sole             68,070    0       0

SGV Bancorp Inc                      common    78422T102     619,016     28,625  SH           sole             28,625    0       0

Safeguard Scientifics Inc            common    786449108     367,200      5,400  SH           sole              5,400    0       0

Sara Lee Corporation                 common    803111103     884,510     37,840  SH           sole             37,840    0       0

Schering-Plough Corp                 common    806605101     863,601     19,796  SH           sole             19,796    0       0

Scottish Bk Charlotte, NC            common    81013N104     200,000     12,500  SH           sole             12,500    0       0

Sealed Air Corp. New                 common    812211K100    610,106     11,890  SH           sole             11,890    0       0

Security Bancorp Inc TN              common    81377P109     345,100     23,800  SH           sole             23,800    0       0

ServiceMaster Co.                    common    81760N109   7,908,977    492,403  SH           sole            492,403    0       0

Sistersville Bancorp Inc             common    829793108     236,500     21,500  SH           sole             21,500    0       0

Sonoco Products                      common    835495102   5,382,336    235,938  SH           sole            235,938    0       0

Southern Financial Bancorp           common    842870107   2,482,536    125,698  SH           sole            125,698    0       0

Steelcase Inc                        common    858155203   1,293,655     92,815  SH           sole             92,815    0       0

Stone Street Bancorp, Inc.           common    861747103     701,103     35,725  SH           sole             35,725    0       0

Suiza Foods Corporation              common    865077101     375,000     10,000  SH           sole             10,000    0       0

Sun Microsystems, Inc.               common    866810104     392,925      4,225  SH           sole              4,225    0       0

Suntrust Banks Inc                   common    867914103     272,600      4,146  SH           sole              4,146    0       0

Sysco Corporation                    common    871829107  10,365,289    295,619  SH           sole            295,619    0       0

TCF Financial Corp                   common    872275102     421,361     14,752  SH           sole             14,752    0       0

Terra Industries                     common    880915103      36,396     21,568  SH           sole             21,568    0       0

Three Rivers Financial Corp          common    88562H107     159,885     11,220  SH           sole             11,220    0       0

Tri Continental Corp                 common    895436103     312,566     10,686  SH           sole             10,686    0       0

Triad Guaranty Inc.                  common    895925105  12,881,886    763,371  SH           sole            763,371    0       0

Tribune Co                           common    896047107  13,965,323    280,710  SH           sole            280,710    0       0

Unifirst Corporation - Mass          common    904708104   4,838,474    351,889  SH           sole            351,889    0       0

United Payors & United Providers     common    911319101   1,202,025     68,200  SH           sole             68,200    0       0

US Airways Group, Inc.               common    911905107   3,693,034    140,687  SH           sole            140,687    0       0

US Bancorp Del                       common    911596104   1,041,486     34,500  SH           sole             34,500    0       0

VF Corporation                       common    918204108   3,260,053    105,163  SH           sole            105,163    0       0

Wachovia Corporation                 common    929771103   2,513,091     31,963  SH           sole             31,963    0       0

Wallace Computer Service             common    932270101   3,597,838    177,671  SH           sole            177,671    0       0

Wal-Mart Stores                      common    931142103     247,565      5,205  SH           sole              5,205    0       0

Walter Inds. Inc.                    common    93317Q105   5,857,110    433,860  SH           sole            433,860    0       0

Warner-Lambert Co.                   common    934488107   1,141,916     17,204  SH           sole             17,204    0       0

Wellington Hall Ltd.                 common    949535207       1,375     12,500  SH           sole             12,500    0       0

William Companies                    common    969457100     225,750      6,000  SH           sole              6,000    0       0
